EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Australia - 12.4%
318,356	Goodman Group	$7,235,555
1,264,492	Lifestyle Communities Ltd.(a)	4,750,633
570,538	NEXTDC Ltd.(a)	6,242,130
1,631,138	Stockland	4,794,569
		23,022,887
	Belgium - 1.7%
31,340	VGP N.V.	3,057,729

	Bermuda - 1.3%
316,705	Hongkong Land Holdings Ltd.	2,413,292

	Canada - 4.4%
451,754	Chartwell Retirement Residences	6,617,570
117,524	Killam Apartment Real Estate Investment Trust	1,563,044
		8,180,614
	France - 2.0%
32,278	Unibail-Rodamco-Westfield	3,731,916

	Germany - 2.3%
306,159	Instone Real Estate Group S.E.(b),(c)	2,987,576
78,601	TAG Immobilien A.G.	1,300,898
		4,288,474
	Japan - 4.2%
5,679	Japan Hotel REIT Investment Corporation	2,730,996
2,540	Japan Prime Realty Investment Corporation	1,516,275
78,185	Mitsubishi Estate Company Ltd.	1,975,558
3,083	Nippon Prologis REIT, Inc.	1,650,496
		7,873,325
	Spain - 1.6%
87,981	Cellnex Telecom S.A.(b)	2,944,557

	Sweden - 1.8%
70,293	Catena A.B.	3,316,601

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	United Kingdom - 8.4%
2,658,663	Grainger PLC	$5,648,383
107,250	Segro PLC	1,039,740
1,831,186	Tritax Big Box REIT PLC	3,699,454
748,841	UNITE Group PLC (The)	5,184,417
		15,571,994
	United States - 58.2%
165,838	American Healthcare REIT, Inc.	8,107,820
108,723	American Homes 4 Rent, Class A	3,487,834
31,384	American Tower Corporation, Class A	5,867,553
108,179	COPT Defense Properties	3,468,219
32,973	Digital Realty Trust, Inc.	6,264,870
8,553	Equinix, Inc.	9,134,946
120,095	First Industrial Realty Trust, Inc.	7,430,278
34,196	Iron Mountain, Inc.	4,385,637
253,253	Kite Realty Group Trust	6,944,197
28,625	Mid-America Apartment Communities, Inc.	3,694,629
215,630	National Healthcare Properties, Inc.(a)	3,115,854
347,186	NETSTREIT Corporation	7,033,988
113,325	Omega Healthcare Investors, Inc.	5,299,077
53,850	Prologis, Inc.	7,725,860
94,752	Rexford Industrial Realty, Inc.	3,360,853
33,674	Simon Property Group, Inc.	6,900,139
31,940	Sun Communities, Inc.	3,949,700
101,000	VICI Properties, Inc.	2,850,220
43,444	Welltower, Inc.	8,920,357
		107,942,031

	TOTAL COMMON STOCKS (Cost $192,833,401)	182,343,420

	TOTAL INVESTMENTS - 98.3% (Cost $192,833,401)	$182,343,420
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	3,089,544
	NET ASSETS - 100.0%	$185,432,964

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Portfolio Composition By Industry
Engineering & Construction	1.6%	REIT	76.1%
Health Care Facilities & Services	3.6%	Telecommunications	3.4%
Home Construction	2.5%	Other Assets In Excess of Liabilities	1.7%
Real Estate Owners & Developers	11.1%	Net Assets	100.0%

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is 5,932,133 or 3.2% of net assets.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of May 31, 2026, the value of securities amounted to $2,987,576 or 1.6% of net assets.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
762,500	State Street SPDR S&P 500 ETF Trust(a)					$576,816,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $469,599,732)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.5%
	PUT OPTIONS PURCHASED - 1.5%
1,665	S&P 500 Index	PER	06/30/2026	$7,420	$1,262,079,990	$9,498,825
	TOTAL PUT OPTIONS PURCHASED (Cost - $10,924,569)

	TOTAL INVESTMENTS – 90.1% (Cost $480,524,301)					$586,314,825
	PUT OPTIONS WRITTEN - (0.4)% (Premiums received - $4,114,659)					(2,480,850)
	CALL OPTIONS WRITTEN - (0.6)% (Premiums received - $3,420,063)					(3,942,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 10.9%					70,784,930
	NET ASSETS - 100.0%					$650,676,305

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.4)%
	PUT OPTIONS WRITTEN - (0.4)%
1,665	S&P 500 Index	PER	06/30/2026	$7,000	$1,262,079,990	$2,480,850
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $4,114,659)

	WRITTEN EQUITY OPTIONS - (0.6)%
	CALL OPTIONS WRITTEN - (0.6)%
4,800	State Street SPDR S&P 500 ETF Trust	PER	06/12/2026	$760	$363,110,400	$2,688,000
2,550	State Street SPDR S&P 500 ETF Trust	PER	06/30/2026	771	192,902,400	1,254,600
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $3,420,063)					3,942,600

	TOTAL OPTIONS WRITTEN (Premiums received - $7,534,722)					$6,423,450

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	A portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

TOTAL RETURN SWAP

										Upfront
	Payment						Number Of	Maturity	Notional	Payments/	Unrealized
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	Appreciation
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/22/2026	$5,942,800	$—	$1,421,777
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.70%	Goldman Sachs	25,000	7/2/2026	15,433,000	—	2,954,944
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	20,000	8/31/2026	12,720,000	—	2,027,831
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2026	53,501,539	—	7,632,172
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.85%	Goldman Sachs	40,000	12/7/2026	26,838,800	—	2,886,685
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.83%	Goldman Sachs	20,000	3/3/2027	13,926,000	—	1,041,446
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.85%	Goldman Sachs	105,000	3/4/2027	68,877,438	—	8,969,798
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.65%	Goldman Sachs	15,000	3/29/2027	10,339,950	—	919,580
											$27,854,233

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AUTOMOTIVE - 3.4%
13,431	Visteon Corporation	$1,588,753

	BANKING - 18.3%
50,441	Associated Banc-Corporation	1,402,764
52,036	Columbia Banking System, Inc.	1,542,347
24,421	First Commonwealth Financial Corporation	462,534
84,730	Flagstar Financial, Inc.	1,191,304
48,786	FNB Corporation	852,779
57,428	Old National Bancorp	1,378,846
28,679	Zions Bancorp NA	1,791,003
		8,621,577
	BIOTECH & PHARMA - 1.0%
14,567	Collegium Pharmaceutical, Inc.(a)	489,597

	CONSUMER SERVICES - 3.5%
18,018	Stride, Inc.(a)	1,664,503

	ELECTRICAL EQUIPMENT - 2.4%
9,255	Ralliant Corporation	572,607
11,262	Sensata Technologies Holding PLC	556,230
		1,128,837
	ENGINEERING & CONSTRUCTION - 1.7%
10,136	Limbach Holdings, Inc.(a)	785,033

	FOOD - 0.3%
5,329	Pilgrim’s Pride Corporation	150,864

	HEALTH CARE FACILITIES & SERVICES - 7.8%
8,593	Molina Healthcare, Inc.(a)	1,491,745
83,594	Progyny, Inc.(a)	2,136,662
		3,628,407
	HOME CONSTRUCTION - 0.7%
4,687	Meritage Homes Corporation	305,780

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 5.2%
9,832	CNO Financial Group, Inc.	$451,977
15,132	Jackson Financial, Inc.	1,560,261
11,486	Lincoln National Corporation	405,341
		2,417,579
	INTERNET MEDIA & SERVICES - 1.9%
62,697	Lyft, Inc., Class A(a)	884,655

	LEISURE FACILITIES & SERVICES - 3.1%
10,203	Brinker International, Inc.(a)	1,452,703

	MACHINERY - 6.0%
29,861	Astec Industries, Inc.	1,503,801
6,745	Enerpac Tool Group Corporation	225,890
18,902	Terex Corporation	1,099,718
		2,829,409
	MEDICAL EQUIPMENT & DEVICES - 3.0%
6,392	Haemonetics Corporation(a)	433,442
31,460	Inmode Ltd.(a)	438,238
5,595	Lantheus Holdings, Inc.(a)	555,583
		1,427,263
	METALS & MINING - 4.5%
72,661	Hudbay Minerals, Inc.	2,118,795

	OIL & GAS PRODUCERS - 4.2%
5,568	CNX Resources Corporation(a)	187,586
25,617	Delek US Holdings, Inc.	1,140,213
28,626	Northern Oil & Gas, Inc.	623,188
		1,950,987
	REITS - 2.3%
41,521	Highwoods Properties, Inc.	1,083,698

	RETAIL - DISCRETIONARY - 7.0%
19,363	Abercrombie & Fitch Company, Class A(a)	1,495,211
72,896	American Eagle Outfitters, Inc.	1,151,757

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RETAIL - DISCRETIONARY - 7.0% (Continued)
8,985	Urban Outfitters, Inc.(a)	$652,760
		3,299,728
	SEMICONDUCTORS - 9.5%
18,051	Diodes, Inc.(a)	1,901,131
39,141	Photronics, Inc.(a)	1,266,211
4,602	Silicon Motion Technology Corporation - ADR	1,274,156
		4,441,498
	SOFTWARE - 3.1%
61,758	Open Text Corporation	1,472,311

	STEEL - 8.9%
169,603	Cleveland-Cliffs, Inc.(a)	2,306,600
24,593	Commercial Metals Company	1,870,298
		4,176,898

	TOTAL COMMON STOCKS (Cost $37,916,460)	45,918,875

	TOTAL INVESTMENTS - 97.8% (Cost $37,916,460)	$45,918,875
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	1,016,236
	NET ASSETS - 100.0%	$46,935,111

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.5%
	APPAREL & TEXTILE PRODUCTS - 4.3%
31,800	Carter’s, Inc.	$1,227,162
38,217	PVH Corporation	3,564,881
		4,792,043
	AUTOMOTIVE - 3.6%
79,100	Gentex Corporation	1,911,056
18,000	Visteon Corporation	2,129,220
		4,040,276
	BANKING - 13.1%
27,070	Bank of America Corporation	1,396,812
25,740	Citigroup, Inc.	3,240,666
96,070	Columbia Banking System, Inc.	2,847,515
33,000	Fifth Third Bancorp	1,647,690
12,900	JPMorgan Chase & Company	3,861,098
66,700	Old National Bancorp	1,601,467
		14,595,248
	BEVERAGES - 1.2%
9,600	Constellation Brands, Inc., Class A	1,332,672

	BIOTECH & PHARMA - 12.8%
34,000	BioMarin Pharmaceutical, Inc.(a)	1,947,860
76,000	CorMedix, Inc.(a)	641,440
8,030	Johnson & Johnson	1,809,400
138,400	Pacira BioSciences, Inc.(a)	3,213,648
81,600	Pfizer, Inc.	2,136,288
2,820	Regeneron Pharmaceuticals, Inc.	1,733,680
60,296	Sanofi - ADR - ADR	2,633,126
		14,115,442
	CHEMICALS - 1.9%
125,130	Ecovyst, Inc.(a)	1,650,465
7,000	LyondellBasell Industries N.V., Class A	466,550
		2,117,015
	ELECTRICAL EQUIPMENT - 3.1%
21,800	Atkore, Inc.	1,805,258

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.5% (Continued)
	ELECTRICAL EQUIPMENT - 3.1% (Continued)
34,320	Sensata Technologies Holding PLC	$1,695,065
		3,500,323
	ENTERTAINMENT CONTENT - 1.2%
13,500	Walt Disney Company (The)	1,374,705

	GAS & WATER UTILITIES - 2.2%
68,450	UGI Corporation	2,390,274

	HEALTH CARE FACILITIES & SERVICES - 4.6%
33,000	Centene Corporation(a)	1,966,800
3,100	Elevance Health, Inc.	1,218,889
76,000	Progyny, Inc.(a)	1,942,560
		5,128,249
	HOUSEHOLD PRODUCTS - 1.9%
121,000	Kenvue, Inc.	2,090,880

	INDUSTRIAL SUPPORT SERVICES - 1.2%
3,660	WESCO International, Inc.	1,321,882

	INSURANCE - 4.5%
9,330	Hartford Insurance Group, Inc. (The)	1,186,123
15,400	Jackson Financial, Inc.	1,587,894
26,375	MetLife, Inc.	2,180,949
		4,954,966
	INTERNET MEDIA & SERVICES - 0.6%
45,000	Lyft, Inc., Class A(a)	634,950

	LEISURE FACILITIES & SERVICES - 1.6%
35,050	Las Vegas Sands Corporation	1,772,479

	MACHINERY - 1.1%
15,800	Flowserve Corporation	1,193,058

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.5%
24,400	Haemonetics Corporation(a)	$1,654,564

	METALS & MINING - 10.4%
6,540	Agnico Eagle Mines Ltd.	1,197,801
53,200	Alamos Gold, Inc., Class A	2,170,560
999,832	B2Gold Corporation	4,759,200
6,600	Freeport-McMoRan, Inc.	433,686
102,800	Hudbay Minerals, Inc.	2,997,648
		11,558,895
	OIL & GAS PRODUCERS - 17.7%
32,208	ConocoPhillips	3,671,068
42,900	EQT Corporation	2,356,497
10,795	Marathon Petroleum Corporation	2,685,472
81,270	Northern Oil & Gas, Inc.	1,769,248
88,680	Range Resources Corporation	3,454,086
40,000	Sable Offshore Corporation(a)	586,000
35,389	Suncor Energy, Inc.	2,206,858
272,317	Whitecap Resources, Inc.	3,126,199
		19,855,428
	RETAIL - CONSUMER STAPLES - 2.3%
11,700	Sprouts Farmers Market, Inc.(a)	966,654
11,900	Target Corporation	1,512,133
		2,478,787
	RETAIL - DISCRETIONARY - 2.2%
23,000	Abercrombie & Fitch Company, Class A(a)	1,776,060
40,000	American Eagle Outfitters, Inc.	632,000
		2,408,060
	SEMICONDUCTORS - 0.9%
31,800	Photronics, Inc.(a)	1,028,730

	SOFTWARE - 5.5%
15,500	Akamai Technologies, Inc.(a)	2,317,870
7,000	Salesforce, Inc.	1,337,700
16,930	Zoom Video Communications, Inc.(a)	1,719,919

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 111.5% (Continued)
	SOFTWARE - 5.5% (Continued)
197,000	ZoomInfo Technologies, Inc., Class A(a)	$656,010
		6,031,499
	SPECIALTY FINANCE - 0.9%
309,700	UWM Holdings Corporation	947,682

	STEEL - 2.8%
55,000	Cleveland-Cliffs, Inc.(a)	748,000
31,043	Commercial Metals Company	2,360,820
		3,108,820
	TECHNOLOGY HARDWARE - 5.3%
11,000	Dell Technologies, Inc., Class C	4,630,010
14,000	NCR Atleos Corporation(a)	624,400
14,000	Super Micro Computer, Inc.(a)	645,260
		5,899,670
	TRANSPORTATION & LOGISTICS - 1.9%
12,000	Delta Air Lines, Inc.	989,760
11,000	United Parcel Service, Inc., Class B	1,173,590
		2,163,350
	TRANSPORTATION EQUIPMENT - 1.2%
11,575	PACCAR, Inc.	1,277,533

	TOTAL COMMON STOCKS (Cost $89,492,161)	123,767,480

	EXCHANGE-TRADED FUNDS — 2.6%
	COMMODITY - 0.5%
10,000	United States Brent Oil Fund, L.P.(a)	505,900

	EQUITY - 2.1%
20,000	VanEck Junior Gold Miners ETF	2,385,800

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 2.6% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,304,692)				$2,891,700

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 3.4%
	CHEMICALS — 0.4%
600,000	FMC Corporation(b)	H15T5Y + 4.366%	8.4500	11/01/55	447,725

	OIL & GAS PRODUCERS — 0.9%
1,000,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	1,000,787

	RETAIL - DISCRETIONARY — 0.6%
1,000,000	Kohl’s Corporation		5.5500	07/17/45	641,379

	SPECIALTY FINANCE — 0.9%
1,000,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	08/15/69	973,429

	STEEL — 0.6%
800,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	655,656

	TOTAL CORPORATE BONDS (Cost $3,178,772)				3,718,976

	TOTAL INVESTMENTS - 117.5% (Cost $93,975,625)				$130,378,156
	CALL OPTIONS WRITTEN - (3.4)% (Premiums received - $2,163,559)				(3,736,705)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $543,349)				(301,480)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.8)%				(15,376,276)
	NET ASSETS - 100.0%				$110,963,695

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.5)%
	CALL OPTIONS WRITTEN- (3.4)%
70	Abercrombie & Fitch Company	JEF	08/21/2026	$85	$595,000	$35,700
75	Akamai Technologies, Inc.	JEF	06/18/2026	115	862,500	261,000
40	Akamai Technologies, Inc.	JEF	11/20/2026	150	600,000	100,000
40	Akamai Technologies, Inc.	JEF	11/20/2026	180	720,000	58,800
152	Alamos Gold, Inc.	JEF	01/15/2027	45	684,000	83,600

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.5)%
	CALL OPTIONS WRITTEN- (3.4)% (Continued)
1,500	B2Gold Corporation	JEF	01/15/2027	$6	$900,000	$90,000
3,700	B2Gold Corporation	JEF	01/15/2027	8	2,960,000	92,500
150	Centene Corporation	JEF	09/18/2026	65	975,000	57,750
180	Cleveland-Cliffs, Inc.	JEF	06/18/2026	17	306,000	2,880
100	Commercial Metals Company	JEF	06/18/2026	85	850,000	4,500
100	ConocoPhillips	JEF	07/17/2026	130	1,300,000	11,000
100	ConocoPhillips	JEF	09/18/2026	140	1,400,000	15,000
30	Dell Technologies, Inc.	JEF	06/18/2026	180	540,000	688,980
30	Dell Technologies, Inc.	JEF	12/18/2026	250	750,000	582,000
30	Dell Technologies, Inc.	JEF	01/15/2027	400	1,200,000	332,610
20	Dell Technologies, Inc.	JEF	01/15/2027	450	900,000	186,420
120	Delta Air Lines, Inc.	JEF	06/18/2026	73	876,000	129,600
300	Ecovyst, Inc.	JEF	06/18/2026	15	450,000	4,500
94	Ecovyst, Inc.	JEF	09/18/2026	18	169,200	3,760
100	EQT Corporation	JEF	09/18/2026	80	800,000	1,300
66	Freeport-McMoRan, Inc.	JEF	06/18/2026	70	462,000	11,220
300	Hudbay Minerals, Inc.	JEF	11/20/2026	25	750,000	219,000
100	Hudbay Minerals, Inc.	JEF	11/20/2026	30	300,000	48,500
100	Hudbay Minerals, Inc.	JEF	11/20/2026	35	350,000	31,700
75	Jackson Financial, Inc.	JEF	06/18/2026	115	862,500	3,375
30	JPMorgan Chase & Company	JEF	06/18/2026	330	990,000	1,020
55	JPMorgan Chase & Company	JEF	07/17/2026	315	1,732,500	28,710
120	Las Vegas Sands Corporation	JEF	06/18/2026	70	840,000	3,960
50	Marathon Petroleum Corporation	JEF	06/18/2026	250	1,250,000	43,550
25	Marathon Petroleum Corporation	JEF	09/18/2026	270	675,000	32,500
150	Northern Oil & Gas, Inc.	JEF	06/18/2026	30	450,000	750
50	PACCAR, Inc.	JEF	06/18/2026	135	675,000	1,875
100	Photronics, Inc.	JEF	12/18/2026	60	600,000	20,500
110	PVH Corporation	JEF	06/18/2026	70	770,000	250,800
100	PVH Corporation	JEF	09/18/2026	115	1,150,000	39,000
200	Range Resources Corporation	JEF	09/18/2026	55	1,100,000	6,000
200	Sable Offshore Corporation	JEF	01/15/2027	25	500,000	38,000
100	Suncor Energy, Inc.	JEF	06/18/2026	70	700,000	1,800
64	Suncor Energy, Inc.	JEF	09/18/2026	75	480,000	6,400
140	Super Micro Computer, Inc.	JEF	06/18/2026	45	630,000	62,160
64	Target Corporation	JEF	06/18/2026	135	864,000	8,960
80	Zoom Communications, Inc.	JEF	06/18/2026	95	760,000	63,200
85	Zoom Communications, Inc.	JEF	11/20/2026	120	1,020,000	71,825
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,163,559)					3,736,705

	PUT OPTIONS WRITTEN - (0.1)%
10	ASML Holding N.V.	JEF	06/18/2026	$1,100	$1,100,000	$600
70	BioMarin Pharmaceutical, Inc.	JEF	07/17/2026	53	371,000	10,500
40	Boeing Company (The)	JEF	08/21/2026	170	680,000	3,400
115	Docusign, Inc.	JEF	06/18/2026	45	517,500	13,225
25	Home Depot, Inc. (The)	JEF	08/21/2026	300	750,000	26,000

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (3.6)%
	PUT OPTIONS WRITTEN - (0.1)% (Continued)
100	Las Vegas Sands Corporation	JEF	06/18/2026	$50	$500,000	$12,800
230	Lyft, Inc.	JEF	06/18/2026	15	345,000	26,910
40	Molina Healthcare, Inc.	JEF	06/18/2026	110	440,000	9,600
200	Northern Oil & Gas, Inc.	JEF	09/18/2026	19	380,000	22,000
200	PBF Energy, Inc.	JEF	09/18/2026	38	760,000	95,000
5	Regeneron Pharmaceuticals, Inc.	JEF	08/21/2026	650	325,000	29,150
35	Salesforce, Inc.	JEF	08/21/2026	160	560,000	13,895
80	Sprouts Farmers Market, Inc.	JEF	06/18/2026	70	560,000	2,400
80	Sprouts Farmers Market, Inc.	JEF	09/18/2026	75	600,000	36,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $543,349)					301,480

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $2,706,908)					$4,038,185

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2026

Shares
	COMMON STOCKS — (5.8)%
	ASSET MANAGEMENT - (1.0)%
(25,300)	Carlyle Group, Inc. (The)	$(1,149,379)

	HOUSEHOLD PRODUCTS - (0.8)%
(4,300)	Church & Dwight Company, Inc.	(411,209)
(4,600)	Colgate-Palmolive Company	(414,598)
		(825,807)
	INSTITUTIONAL FINANCIAL SERVICES - (1.8)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,948,564)

	METALS & MINING - (1.4)%
(14,700)	Rio Tinto PLC - ADR	(1,563,933)

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — (5.8)% (Continued)
	OIL & GAS PRODUCERS - (0.8)%
(2,600)	Chevron Corporation	$(474,396)
(3,400)	Exxon Mobil Corporation	(493,884)
		(968,280)

	EXCHANGE-TRADED FUNDS — (33.9)%
	COMMODITY - (2.9)%
(7,600)	SPDR Gold Shares	(3,170,112)

	EQUITY - (30.9)%
(26,000)	iShares Russell 1000 Growth ETF	(3,324,100)
(17,000)	State Street Energy Select Sector SPDR ETF	(956,930)
(61,800)	State Street SPDR Portfolio S&P 500 Value ETF	(3,772,890)
(26,100)	State Street SPDR S&P 500 ETF Trust	(19,744,128)
(7,000)	VanEck Gold Miners ETF	(626,430)
(10,400)	Vanguard Small-Cap Value ETF	(2,442,232)
(9,200)	Vanguard Total Stock Market ETF	(3,427,368)
		(34,294,078)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $35,291,615)	$(43,920,153)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

JEF	Jefferies

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on May 31, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2%
	AGENCY CMBS — 1.6%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.3250	05/25/47	$50,361
2,173,151	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	6.1140	05/25/29	2,058,574
1,466,854	Government National Mortgage Association Series 92 Z		4.7000	10/16/48	1,387,566
51,632	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.1900	04/16/53	93
130,104	Government National Mortgage Association Series 90 AC		2.6000	06/16/58	109,650
91,735	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	3,850
200,000	Government National Mortgage Association Series 4 B		1.9000	02/16/61	118,295
1,943,304	Government National Mortgage Association Series 113 Z		2.0000	09/16/61	1,002,114
51,166	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7470	10/20/62	1,806
7,391,579	Government National Mortgage Association Series 55 IO(a),(b)		0.5650	01/16/63	281,991
1,838,401	Government National Mortgage Association Series 82 Z		2.0000	02/16/64	860,835
216,806	Government National Mortgage Association Series 4 Z		1.9000	03/16/64	92,795
900,000	Government National Mortgage Association Series 91 BW		2.2500	08/16/64	403,956
677,558	Government National Mortgage Association Series 216 IO(a),(b)		0.7500	07/16/65	35,623
396,882	Government National Mortgage Association Series 2016-H24 AI(a),(b)		2.6140	11/20/66	18,422
705,516	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	6.9770	10/15/49	713,484
					7,139,415
	AGENCY MBS OTHER — 0.0%(e)
78,254	Small Business Administration Pools 521912(d)	PRIME + 0.622%	7.3720	11/25/37	79,143

	AUTO LOAN — 0.7%
125,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A D(c)		7.3800	09/17/29	122,814
689,287	CPS Auto Receivables Trust Series 2022-B E(c)		7.1400	10/15/29	695,315
235,278	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	235,884
1,000,000	Exeter Automobile Receivables Trust Series 2022-1A E(c)		5.0200	10/15/29	994,952
260,000	FHF Issuer Trust Series 2024-2A C(c)		6.4300	07/15/30	258,856
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c),(f)		5.9700	02/20/31	101,752
717,325	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	719,006
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	849
					3,129,428
	CDO — 0.5%
1,950,223	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	7.4810	09/19/37	1,943,394
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR3M + 0.762%	2.3910	11/05/36	210,537
					2,153,931

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	CLO — 0.4%
180,000	CarVal CLO XI C Ltd. Series 3A A1(c),(d)	TSFR3M + 1.390%	5.0650	10/20/37	$180,461
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	7.6770	07/20/30	516,911
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	4.6830	07/15/45	42,464
146,712	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	7.7250	08/01/26	82,892
500,000	Steele Creek CLO Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	7.3110	08/18/31	504,472
500,000	TCW CLO Ltd. Series 2019-2A D1R2(c),(d)	TSFR3M + 3.000%	6.6750	01/20/38	488,427
120,000	Trestles CLO VII Ltd. Series 7A A1(c),(d)	TSFR3M + 1.380%	5.0470	10/25/37	120,244
					1,935,871
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9%
6,530,461	A&D Mortgage Trust Series 2025-NQM1 A1(b),(c)		5.4300	03/25/70	6,541,383
2,842,662	A&D Mortgage Trust Series 2025-NQM5 A1(c),(g)		5.1200	12/25/70	2,830,284
60,945	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	60,913
210,000	ACRA Trust Series 2024-NQM1 M1B(b),(c)		7.1860	10/25/64	213,258
103,341	Adjustable Rate Mortgage Trust Series 2005-7 2A21(b)		4.3620	10/25/35	91,912
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	4.5390	11/25/35	117,614
12,190	Alternative Loan Trust Series 1998-4 IIA3(g)		6.0460	08/25/28	12,137
51,728	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	52,341
12,958	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	13,088
78,641	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	79,997
70,639	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	70,230
37,255	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	37,778
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	33,794
5,884	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	5,821
124,557	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	135,026
15,993	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	16,192
337,560	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	341,245
235,943	Alternative Loan Trust Series 2004-27CB A1		6.0000	12/25/34	209,635
307,558	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	294,415
63,992	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	57,448
27,494	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	25,867
24,448	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	19,971
100,004	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	85,060

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
42,148	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	4.1190	05/25/35	$41,009
127,139	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	85,501
137,684	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	4.8590	08/25/35	119,706
35,750	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	15,800
49,468	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	25,788
26,738	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	20,070
80,024	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	4.2590	12/25/35	76,938
94,071	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	4.2990	01/25/36	95,909
105,250	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	28,507
18,318	Alternative Loan Trust Series 2007-9T1		5.5000	05/25/62	9,489
738,357	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	712,801
29,972	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	28,900
367,445	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		14.7780	08/25/37	150,559
73,853	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	6.1040	04/25/44	69,954
733,481	Angel Oak Mortgage Trust Series 2022-5 A3(c),(g)		4.5000	05/25/67	732,171
365,349	Angel Oak Mortgage Trust Series 2022-4 A1(c),(g)		4.6500	05/25/67	364,536
358,974	Angel Oak Mortgage Trust Series 2024-1 A1(c),(g)		5.2100	08/25/68	358,404
118,778	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	119,549
82,900	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	83,043
39,991	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.7900	02/25/57	36,765
965,271	Banc of America Funding Trust Series 2004-B 3A2(b)		4.4220	12/20/34	787,392
36,471	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	5.1960	06/20/35	28,944
857,933	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	732,337
71,183	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	13,112
537,895	Banc of America Funding Trust Series 2006-I 4A1(b)		4.3550	10/20/46	438,602
16,352	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.1920	12/25/32	14,225
18,378	Banc of America Mortgage Trust Series 2003-L 2A1(b),(f)		6.3580	01/25/34	18,450
28,605	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.2870	06/25/35	25,846
38,826	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.4060	07/25/35	32,996
18,166	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.0500	09/25/35	16,377
86,662	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.0990	01/25/36	78,569
183,907	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.1840	01/26/38	184,554
616,653	BCAP, LLC Trust Series 2011-RR5 12A1(c),(g)		4.4450	03/26/37	615,756
609,580	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	456,942

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
3,329	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		5.1600	11/25/34	$3,147
18,993	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.0880	05/25/35	18,430
571,761	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.8370	04/25/33	494,844
45,778	Bear Stearns ARM Trust Series 2003-4 B1(b)		5.9720	07/25/33	40,913
20,978	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.6250	08/25/33	20,681
3,261	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.5960	10/25/33	3,183
34,694	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.7090	01/25/34	33,281
126,564	Bear Stearns ARM Trust Series 2003-9 3A3(b)		4.8430	02/25/34	117,315
8,073	Bear Stearns ARM Trust Series 2004-1 21A1(b)		2.1580	04/25/34	8,060
80,368	Bear Stearns ARM Trust Series 2004-1 124M(b)		2.1580	04/25/34	70,676
75,612	Bear Stearns ARM Trust Series 2004-5(b)		3.7950	07/25/34	71,833
78,604	Bear Stearns ARM Trust Series 2004-6 3A(b)		6.2660	09/25/34	76,594
793,835	Bear Stearns ARM Trust Series 2004-8 13A1(b)		3.9710	11/25/34	711,310
23,281	Bear Stearns ARM Trust Series 2004-8 2A1(b)		5.5960	11/25/34	21,959
33,728	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.8710	01/25/35	32,855
582,637	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	202,737
445,790	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(g)		5.5000	01/25/34	365,583
115,518	Bear Stearns Structured Products, Inc. Trust Series 2007-R6 1A1(b)		4.4430	01/26/36	84,531
16,033	Bella Vista Mortgage Trust Series 2004-1 1A(d),(f)	TSFR1M + 0.814%	4.4270	11/20/34	16,106
47,393	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	40,758
339,158	BRAVO Residential Funding Trust Series 2023-NQM4 A1(c),(g)		6.4350	05/25/63	338,371
1,171,000	BRAVO Residential Funding Trust Series 2023-NQM7 B1(b),(c),(f)		7.8720	09/25/63	1,181,797
2,646,000	BRAVO Residential Funding Trust Series 2023-NQM7 B2(b),(c)		7.8720	09/25/63	2,662,630
960,000	BRAVO Residential Funding Trust Series 2024-NQM6 B1(b),(c)		7.3020	08/01/64	973,780
59,053	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.3600	09/25/34	58,587
79,334	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b),(f)		5.1050	02/18/35	78,562
755,025	Cendant Mortgage Capital, LLC CDMC Mortgage Pass Through Certificates Series 2004-1 A7		5.5000	02/25/34	744,423
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	221,506
82,697	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8760	03/25/50	73,443
103,527	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	102,792
220,641	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.1630	09/25/36	195,783
469,816	Chase Mortgage Finance Trust Series 2007-S3 AP(h)		0.0000	05/25/37	14
264,053	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	73,770
278,395	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-3A A1(c),(d)	TSFR1M + 0.364%	3.9490	08/25/35	273,857

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
144,066	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	3.9490	10/25/36	$110,314
324,194	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	288,689
64,390	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	63,263
91,273	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.2410	02/25/34	88,166
20,429	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	20,317
46,083	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	45,165
51,656	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	51,071
42,613	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		5.8000	05/25/34	42,025
15,692	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.2410	07/20/34	15,169
83,069	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	82,699
28,019	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.4280	08/25/34	26,662
44,240	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	43,865
37,207	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.1740	04/20/35	34,881
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2		5.5000	07/25/35	149,304
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,116,181
459,745	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	270,614
118,482	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	35,555
55,504	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.9800	03/25/37	50,215
288,658	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	95,941
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.0550	03/25/58	249,322
5,219,000	CHNGE Mortgage Trust Series 2023-2 B2(b),(c)		7.9410	06/25/58	5,206,143
2,000,000	CHNGE Mortgage Trust Series 2023-2 M1(b),(c)		7.9410	06/25/58	1,995,187
1,500,000	CHNGE Mortgage Trust Series 2023-3 B1(b),(c)		8.2130	07/25/58	1,496,063
3,644,000	CHNGE Mortgage Trust Series 2023-4 B1(b),(c)		8.3770	09/25/58	3,658,688
3,599,680	CHNGE Mortgage Trust Series 2023-4 M1(b),(c)		8.3770	09/25/58	3,615,032
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.5810	03/25/67	171,751
84,301	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	83,544
22,043	Citicorp Mortgage Securities Trust Series 2006-3 1A9		5.7500	06/25/36	19,472
33,894	Citicorp Mortgage Securities Trust Series 2006-6 A4		6.0000	11/25/36	34,573
62,874	Citicorp Mortgage Securities Trust Series 2007-2 APO(h)		0.0000	02/25/37	33,487
157,027	Citicorp Mortgage Securities Trust Series 2007-4 1A5		6.0000	05/25/37	137,147
83,525	Citigroup Global Markets Mortgage Securities VII, Inc. Series 1997-HUD2 B2(b)		7.0000	11/25/27	48
3,348	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-HYB1 B2(b)		6.6070	09/25/32	3,143

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
130,740	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		6.2660	09/25/34	$121,459
114,146	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c),(f)		5.4960	05/25/35	108,235
4,631	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(d)		3.9380	02/25/37	4,628
32,273	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	31,273
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	257,276
7,445	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	7,340
14,835	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		6.2250	08/25/34	14,312
259,981	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		6.5320	08/25/34	248,501
33,377	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	34,129
29,692	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	29,608
20,164	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	18,742
400,000	COLT Mortgage Loan Trust Series 2023-2 B1(b),(c)		7.9380	07/25/68	399,715
3,000,000	COLT Mortgage Loan Trust Series 2023-4 B1(b),(c)		8.2100	10/25/68	3,045,773
120,000	Connecticut Avenue Securities Trust Series 2022-R01 1B1(c),(d)	SOFR30A + 3.150%	6.7620	12/25/41	121,136
105,383	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		3.5340	11/25/31	105,211
206,571	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	5.0360	11/25/31	104,177
50,793	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	50,974
287,200	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	282,955
15,100	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	15,065
39,928	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8		5.5000	10/25/33	39,154
119,784	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11(f)		5.5000	10/25/33	117,584
70,693	Credit Suisse First Boston Mortgage Securities Series 23 1A11		6.0000	10/25/33	66,269
104,337	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	100,367
99,312	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	4.3490	09/25/35	64,733
824,665	Credit Suisse First Boston Mortgage Securities Series 2005-8 5A1(d)	-2.75*(TSFR1M + 0.114%) + 19.525%	9.3530	09/25/35	330,551
156,886	Cross Mortgage Trust Series 2024-H6 A2(c),(g)		5.3830	09/25/69	156,793
5,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	04/25/27	—
354,469	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	311,542
58,548	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		5.7320	10/25/33	57,281
68,399	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	68,883
341,516	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	344,501
7,673	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	7,645
2,223,146	CSMC Trust Series 2014-10R 1A2(b),(c)		7.2810	05/27/36	495,625

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
309,613	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	$62,689
867,002	CSMC Trust Series 2015-6R 9A3(b),(c)		11.0160	11/27/36	867,512
15,821	CSMC Trust Series 2014-2R 28A1(b),(c)		3.0000	06/27/37	15,570
35,861	CSMC Trust Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	35,878
89,987	CSMC Trust Series 2013-7 A2(b),(c)		3.0000	08/25/43	81,602
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.5050	01/25/60	186,890
410,416	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(h)		0.0000	04/25/37	200,244
24,258	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 1A1		5.5000	09/25/33	24,589
248,296	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	4.4470	01/19/45	188,200
133,050	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(d)	TSFR1M + 0.774%	4.3870	09/19/45	69,825
828,779	EFMT Series 2024-RM2 A3(c)		5.0000	07/25/54	723,216
745,901	EFMT Series 2024-RM2 B1(c)		5.0000	07/25/54	622,470
1,000,000	EFMT Series 2026-RM1 A1(b),(c)		4.7500	01/25/56	954,988
2,000,000	Ellington Financial Mortgage Trust Series 2019-2 B2(b),(c)		5.6390	11/25/59	1,992,737
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8620	01/25/67	291,244
501,397	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		4.2690	05/28/35	479,284
36,300	Fannie Mae REMIC Trust Series 2002-W2 AV1(d)	SOFR30A + 0.374%	3.8570	06/25/32	35,620
78,551	Fannie Mae REMIC Trust Series 2004-W14 3A		8.0000	07/25/44	80,304
67,164	Fannie Mae REMICS Series 26 A1		7.0000	01/25/48	69,033
127,866	Fannie Mae Trust Series 2005-W3 3A(b)		4.8130	04/25/45	125,968
41,117	Financial Asset Securities Corporation AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	4.0230	11/26/35	38,183
95,205	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		5.5150	06/25/34	95,659
5,967	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		4.7850	09/25/34	5,986
13,083	First Horizon Alternative Mortgage Securities Series 2004-AA4 A1(b)		4.7080	10/25/34	12,945
43,850	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		5.4150	02/25/35	40,727
69,342	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	21,299
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	—
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	3
76,587	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.6970	11/25/36	33,887
206,336	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b),(f)		4.5280	11/25/37	72,766
960,844	First Republic Mortgage Trust Series 2020-1 B1(b),(c)		2.8800	04/25/50	931,749
309,152	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4340	05/25/48	285,303
90,518	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3520	12/30/51	73,742
43,426	Freddie Mac REMICS Series 4203 PS(a),(d)	-1*(SOFR30A + 0.114%) + 6.25%	2.4930	09/15/42	2,610

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	11.8770	07/25/49	$1,098,511
101,623	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	4.9090	07/25/44	99,480
116,201	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	4.7090	10/25/44	107,785
16,730	Galton Funding Mortgage Trust Series 2017-1 A22(b),(c)		3.0000	07/25/56	14,712
87,593	GCAT Trust Series 2024-INV1 1A2(b),(c)		5.5000	01/25/54	87,369
886,783	GCAT Trust Series 2023-NQM2 A2(c),(g)		6.2430	11/25/67	884,639
231,413	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(d)		8.5990	11/25/32	227,081
57,477	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	57,543
1,209,313	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.7470	09/19/35	1,027,802
91,783	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.6620	04/19/36	76,136
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	4.1400	06/20/29	72,367
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0080	08/25/49	361,051
4,340,923	GS Mortgage-Backed Securities Trust Series 2024-PJ5 A3(b),(c)		6.0000	09/25/54	4,389,675
14,244	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(c)		8.0000	09/19/27	14,037
737,596	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	726,217
8,269	GSMPS Mortgage Loan Trust Series 2004-2R A(b),(c)		7.1390	02/25/34	1,406
779,723	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	4.0990	06/25/34	713,217
1,282,966	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,275,002
240,395	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	237,847
24,374	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	4.0490	03/25/35	22,994
132,417	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	4.0490	09/25/35	114,891
84,628	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	74,543
782,766	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		2.2490	10/25/36	75,634
58,253	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	56,606
85,098	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.3880	06/25/34	82,797
237,765	GSR Mortgage Loan Trust Series 2004-13F 4A1(d)	TSFR1M + 0.414%	3.9990	11/25/34	232,867
556,835	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	4.2990	12/25/34	116,147
33,881	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	33,171
16,492	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	4.1390	05/25/35	15,740
13,456	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	4.1390	05/25/35	11,046
1,746	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	1,671
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.1890	07/25/35	264,172
26,668	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	7,464
103,934	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	39,577

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
2,329,247	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	4.0490	01/25/37	$319,480
70,609	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		4.9130	05/25/37	35,014
126,562	HarborView Mortgage Loan Trust Series 2003-1 A(b)		4.6160	05/19/33	115,724
852,928	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		4.9260	11/19/34	779,163
86,892	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		4.6520	07/19/35	64,765
143,730	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.9770	01/25/37	109,635
191,888	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	67,631
148,083	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b),(f)		4.6260	09/25/37	114,342
245,752	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2320	07/25/51	218,415
154,987	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2320	07/25/51	136,150
129,523	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3220	12/25/51	111,133
17,127	Impac CMB Trust Series 2003-2F M2(g)		6.5700	01/25/33	17,127
28,701	Impac CMB Trust Series 2003-4 3M2(g)		5.7290	07/25/33	28,472
16,323	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	4.5840	03/25/35	15,962
16,553	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	4.6740	03/25/35	15,998
164,787	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	4.4490	05/25/35	161,769
419,139	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	4.8240	05/25/35	425,626
283,940	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	4.4490	02/25/36	272,036
61,597	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	5.9490	02/25/36	62,988
55,622	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	5.9490	02/25/36	55,908
163,434	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	124,580
73,565	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	4.3990	05/25/36	72,318
16,487	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.3660	12/25/34	15,752
186,902	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.5150	02/25/35	182,121
144,857	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	4.1590	04/25/35	139,524
183,656	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		3.9030	08/25/35	87,335
244,758	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	-1*(TSFR1M + 0.114%) + 7.15%	3.3800	12/25/35	32,225
627,828	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	4.2990	03/25/36	537,638
898,525	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c),(f)		6.0000	12/27/36	413,772
282,576	JP Morgan MBS Series 2006-R1 6A1(b),(c)		4.6870	09/28/44	223,479
17,762	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.3070	11/25/33	17,605
1,827	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		5.3290	07/25/34	1,812
15,928	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	14,466
111,478	JP Morgan Mortgage Trust Series 2005-A3 7CA1(b)		5.7370	06/25/35	95,584

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
19,590	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.2050	10/25/35	$18,991
179,206	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	151,669
818,189	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	324,252
12,277	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.3780	06/25/36	7,670
115,550	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.3900	01/25/37	96,195
140,720	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.3900	01/25/37	117,161
16,260	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	15,080
162,608	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1350	03/25/50	149,924
33,755	JP Morgan Mortgage Trust Series 2020-5 A3(b),(c)		3.0000	12/25/50	29,358
338,772	JP Morgan Mortgage Trust Series 2024-12 A3(b),(c)		5.5000	06/25/55	338,094
949,239	JP Morgan Mortgage Trust Series 2026-NQX1 A1(b),(c)		5.5000	07/25/66	953,208
91,843	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	84,419
117,807	JPMorgan Chase Bank Series 2020-CL1 M3(d)	TSFR1M + 3.464%	7.0490	10/25/57	126,296
2,257,060	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		5.1000	06/13/51	2,039,300
97,532	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	98,182
39,773	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.2850	12/25/32	38,312
15,856	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.2980	07/25/33	15,252
25,472	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		4.8460	12/25/33	23,715
14,299	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.2500	12/25/33	14,089
25,733	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		6.6720	01/25/34	25,150
24,702	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.3640	10/25/34	21,298
154,466	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.6700	12/25/34	154,177
221,899	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.4190	09/25/35	133,140
90,962	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.3670	05/25/36	26,940
76,866	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1150	05/25/33	70,487
451,919	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	445,758
35,140	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	35,737
89,530	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	89,505
111,343	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	111,324
230,722	MASTR Alternative Loan Trust Series 2004-4 11A1		6.0000	03/25/34	146,524
39,789	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	40,545
146,292	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	145,447
16,384	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	16,078
45,363	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	45,532

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
31,027	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	$30,979
116,087	MASTR Alternative Loan Trust Series 2004-6 7A1(f)		6.0000	07/25/34	113,508
386,600	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	386,852
21,140	MASTR Alternative Loan Trust Series 2007-1 30PO(h)		0.0000	10/25/36	11,345
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	230,372
866,079	MASTR Alternative Loan Trust Series 2007-HF1 4PO(h)		0.0000	10/25/47	9
11,138	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	9,165
37,205	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	36,793
29,817	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	30,048
3,309	MASTR Asset Securitization Trust Series 2003-11 2A10(f)		5.5000	12/25/33	3,380
147,082	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	134,481
5,441	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	5,368
1,698,033	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,162,547
54,066	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	40,596
4,115,795	MASTR Asset Securitization Trust Series 2006-2 2A2(d),(f)	TSFR1M + 0.614%	4.1990	06/25/36	767,108
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	4.1490	10/25/36	313,346
14,035	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	9,689
109,403	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7630	05/25/36	101,750
8,792	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		3.8960	10/25/32	8,211
42,160	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.5320	10/25/32	41,636
308,190	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	307,633
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3110	10/25/48	685,633
520,328	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6470	04/25/51	431,884
308,559	Merrill Lynch Alternative Note Asset Trust Series A2 A3B(d)	TSFR1M + 0.514%	4.0990	03/25/37	70,901
213,098	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(b)		3.8460	04/25/37	185,951
25,670	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b),(f)		6.0540	09/25/33	25,050
131,794	Merrill Lynch Mortgage Investors Trust Series A1 1A1(b)		4.3170	03/25/36	69,600
87,780	Merrill Lynch Mortgage Investors Trust MLCC Series B A1(d)	TSFR1M + 0.794%	4.3790	04/25/28	75,735
78,138	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		3.1400	04/25/29	66,193
170,316	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	4.2990	07/25/30	147,557
38,070	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		3.8360	09/25/37	29,057
23,305	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		6.5690	05/25/33	23,048
1,001,092	MFA Trust Series 2022-CHM1 A1(c),(g)		4.8750	09/25/56	981,475
1,476,736	MFA Trust Series 2025-NQM2 A1(c),(g)		5.6750	05/27/70	1,485,058

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
1,000,000	MOO Securitization Trust Series 2025-RM1 A1A(b),(c)		4.5000	12/25/65	$965,504
480,000	MOO Securitization Trust Series 2025-RM1 M2(c)		4.5000	12/25/65	424,895
250,000	MOO Securitization Trust Series 2026-RM1 M2(b),(c)		4.5000	03/25/66	218,721
38,843	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A3(b)		4.8490	03/25/33	34,931
8,783	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		5.3880	02/25/34	8,556
14,901	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		3.7260	10/25/34	13,728
13,766	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.1820	10/25/34	13,473
7,780	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.1410	11/25/34	7,504
308,813	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	3.9990	03/25/35	301,596
73,860	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	25,938
7,720	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		6.0000	06/25/36	6,993
266,913	Morgan Stanley Mortgage Loan Trust Series 2007-15AR 5A1(b)		3.6610	12/25/37	170,881
1,000,000	Morgan Stanley Residential Mortgage Loan Trust Series NQM1 B1(b),(c)		7.3430	09/25/68	1,002,978
85,864	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	6.9240	12/25/34	86,422
51,103	MortgageIT Trust Series 2005-2 2A(d)	TSFR1M + 1.764%	5.4140	05/25/35	50,264
123,512	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	4.4940	08/25/35	121,572
52,600	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		4.5730	12/15/30	49,949
365,016	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	369,038
17,801	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	17,995
5,681,807	New Residential Mortgage Loan Trust Series 2025-NQM4 A1(b),(c)		5.3500	07/25/65	5,688,263
113,401	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	107,135
374,666	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	4.2190	07/25/35	344,315
387,133	Nomura Asset Acceptance Corp Alternative Loan Series AF1 4A1(b)		6.4370	06/25/36	356,834
59,350	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(g)		6.4570	03/25/47	55,842
485,078	OBX Trust Series 2020-INV1 A21(b),(c)		3.5000	12/25/49	434,696
327,428	OBX Trust Series 2022-NQM1 A1(b),(c)		2.3100	11/25/61	294,076
3,401,647	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		—	09/25/38	92,482
2,480	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.7170	06/25/39	8,208
270,000	Onity Loan Investment Trust Series 2024-HB2 M2(b),(c),(f)		5.0000	08/25/37	266,799
58,271	PHH Mortgage Trust Series Series 2008-CIM1 21A1		6.0000	05/25/38	58,468
239,117	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	237,147
391,452	PRKCM Trust Series 2021-AFC2 A1(b),(c),(f)		2.0710	11/25/56	348,533
600,162	PRKCM Trust Series 2023-AFC1 A3(c),(g)		7.3040	02/25/58	599,451

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
935,777	PRPM Trust Series 2024-NQM2 A1(c),(g)		6.3270	06/25/69	$944,442
10,597	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	5,310
102,583	RALI Series Trust Series 2005-QA12 CB1(b)		5.6450	12/25/35	37,303
203,920	RAMP Series Trust Series 2002-SL1 AII4(b)		3.7640	06/25/32	161,806
8,680	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6230	07/25/35	8,647
247,972	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	205,221
91,873	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7190	01/25/34	83,489
8,296	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	8,139
3,769	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	3,909
47,355	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	4.1190	07/25/36	45,250
1,113,298	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	4.2490	08/25/33	1,013,784
348,049	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	343,248
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,875,859
2,529,000	RMF Buyout Issuance Trust Series 2020-HB1 M4(b),(c)		6.0000	10/25/50	2,376,484
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		—	04/29/30	—
4,349,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	2,244,558
45,765	Seasoned Credit Risk Transfer Trust Series 2017-3 B(h)		—	07/25/56	7,375
171,453	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	4.3370	07/20/33	159,786
21,290	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	4.3370	11/20/34	20,424
32,445	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	4.8960	11/20/34	30,250
40,052	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	4.1570	03/20/35	37,239
209,549	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	4.3300	05/20/35	141,514
245,892	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	5.2770	01/20/36	183,569
194,946	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	4.3170	06/20/36	172,896
108,654	Sequoia Mortgage Trust Series 2007-3 1A1(d)	TSFR1M + 0.514%	4.1170	07/20/36	93,243
57,923	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5240	05/25/43	57,223
9,973	Sequoia Mortgage Trust Series 2013-8 A1(b)		3.0000	06/25/43	9,054
223,316	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	207,495
38,878	Sequoia Mortgage Trust Series 2007-1 4A1(b)		3.4700	09/20/46	25,484
57,602	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6010	02/25/47	46,932
64,677	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5730	04/25/47	45,923
35,619	SoFi Personal Loan Trust Series 2024-1A A(c)		6.0600	02/12/31	35,835
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	94,656
32,022	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		4.7750	03/25/34	30,793

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
225,506	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		3.8080	11/25/34	$203,333
51,017	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.6180	12/25/34	46,062
155,794	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		3.9240	03/25/35	130,138
304,930	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.0890	07/25/35	152,402
415,846	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.5570	02/25/36	371,798
6,008	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	4.0790	09/25/36	5,505
390,219	Structured Adjustable Rate Mortgage Loan Trust Series 4 1A1(d)	TSFR1M + 0.594%	4.1790	05/25/37	358,730
285,795	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.1820	10/25/47	178,921
102,498	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b),(f)		4.6910	01/25/34	99,940
18,088	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		4.6910	01/25/34	17,637
615	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	4.5590	12/25/33	594
363,136	Structured Asset Securities Corporation Series 2004-4XS A3A(g)		5.5000	02/25/34	355,405
71,501	Structured Asset Securities Corporation Series 2004-4XS 1A5(g)		5.9900	02/25/34	69,960
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(g)		6.0500	02/25/34	413,771
60,159	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	4.0490	04/25/35	55,432
64,922	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.4530	06/25/35	59,589
14,412	Structured Asset Securities Corporation Mortgage Series 2000-5 B3(b)		—	11/25/30	10,629
44,518	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	4.3490	12/25/35	39,202
184,413	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c),(f)		3.6560	07/25/48	168,361
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.0700	11/25/48	183,833
500,000	Towd Point Mortgage Trust Series 2022-SJ1 B1(b),(c)		5.2500	03/25/62	497,097
370,000	Verus Securitization Trust Series 2023-5 B1(b),(c)		7.9730	06/25/68	368,971
3,050,000	Verus Securitization Trust Series 2023-INV2 B1(b),(c)		7.9960	08/25/68	3,048,143
5,000,000	Verus Securitization Trust Series 2023-7 M1(b),(c)		7.9060	10/25/68	5,031,146
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.1700	11/25/68	1,007,963
1,848,947	Verus Securitization Trust Series 2023-8 A2(c),(g)		6.6640	12/25/68	1,858,310
968,000	Verus Securitization Trust Series 2023-8 B1(b),(c),(f)		8.0700	12/25/68	979,769
534,826	Verus Securitization Trust Series 2024-4 A3(c),(g)		6.6740	06/25/69	539,921
2,409,970	Vista Point Securitization Trust Series 2024-CES2 A1(c),(g)		5.6010	08/25/55	2,416,910
36,449	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.2570	11/25/32	33,300
28,460	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		5.7970	01/25/33	28,446
57,184	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	56,439
26,216	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	26,283
170,665	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		5.2970	09/25/33	168,318

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9% (Continued)
11,180	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	3.9760	02/27/34	$10,951
90,467	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	93,303
36,457	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.3550	03/25/36	33,285
64,150	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	4.7090	11/25/42	62,437
22,639	WaMu Mortgage Pass-Through Certificates Series AR8 2A1A(d)	TSFR1M + 0.694%	4.2790	07/25/45	21,963
88,929	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.4650	08/25/46	89,446
135,328	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	135,646
26,379	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	26,539
107,701	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.7160	06/25/33	95,268
3,387	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		3.4070	01/25/35	2,809
83,495	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.4220	08/25/38	79,752
124,331	Wells Fargo Alternative Loan Trust Series 2007-PA1 A7		6.0000	03/25/37	115,082
37,896	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		6.4870	10/25/36	35,126
49,439	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	45,130
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6390	07/25/47	161,003
49,170	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	42,899
184,786	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	172,840
1,618,829	WinWater Mortgage Loan Trust Series 2016-1 B4(b),(c)		3.7810	01/20/46	1,429,122
					142,649,575
	HOME EQUITY — 5.2%
50,970	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	4.2590	10/25/33	49,977
1,000,000	ACHM Trust Series 2023-HE1 B(b),(c)		7.0000	11/25/37	1,030,324
631,888	ACHM Trust Series 2023-HE2 A(b),(c)		7.5000	10/25/38	658,128
130,982	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	4.7490	09/28/29	113,738
2,074,838	Argent Mortgage Loan Trust 2005-W1 Series W1 A2(d)	TSFR1M + 0.594%	4.1790	05/25/35	1,770,339
2,415,973	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	4.7280	05/28/39	1,945,162
951,992	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	5.2280	02/28/40	941,658
328,788	Bayview Financial Mortgage Pass-Through Trust Series A B1(d)	TSFR1M + 2.139%	5.7530	02/28/41	329,063
14,211	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	5.1820	06/25/34	14,233
102,803	Bear Stearns Home Loan Owner Trust Series 2001-A B(g)		10.5000	02/15/31	97,968
22,436	CDC Mortgage Capital Trust Series 2003-HE4(d)	ICE LIBOR USD 1 Month + 0.620%	4.3190	03/25/34	22,418
1,194,986	CDC Mortgage Capital Trust Series 2004-HE3 M3(d)	TSFR1M + 2.214%	5.7990	11/25/34	1,152,240

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	HOME EQUITY — 5.2% (Continued)
97,942	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	4.6740	07/25/34	$97,865
1,073	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.0490	01/25/32	1,074
93,407	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(g)		8.0610	09/15/29	88,973
215,854	Delta Funding Home Equity Loan Trust Series 2000-1 M2(g)		8.5900	05/15/30	206,252
52,355	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	4.3820	08/15/30	52,253
24,959	GE Capital Mortgage Services, Inc. Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	25,083
103,313	GMACM Mortgage Loan Trust Series 2004-GH1 M1(g)		5.5000	07/25/35	102,127
233,767	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	4.2990	06/25/32	232,103
757,299	MASTR Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	6.3990	07/25/34	707,111
185,251	MASTR Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	4.4490	12/25/34	192,690
228,088	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	7.5990	03/25/33	207,194
807,726	Morgan Stanley A.B.S Capital I, Inc. Trust Series SD2 M2(d)	TSFR1M + 2.289%	5.8740	04/25/34	809,219
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	4.4990	11/25/33	13,938
67,791	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	4.1940	03/25/36	63,888
141,442	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	4.4390	02/25/34	140,800
18,270	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	4.3990	03/25/34	18,253
3,383	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(g)		5.8250	02/26/36	3,360
392,928	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	5.1990	12/25/32	369,873
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	6.2490	12/25/32	73,904
2,000,000	Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3 A2(b),(c)		6.8890	06/01/53	2,032,064
14,224	Saxon Asset Securities Trust Series 2001-2 AF5(g)		3.2120	03/25/29	15,380
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.9010	12/25/33	27,266
160,748	Saxon Asset Securities Trust Series 2003-3 AF5(g)		4.0000	12/25/33	149,199
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.6680	02/25/35	1,510,643
170,391	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	171,015
82,318	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	131,790
714,725	Structured Asset Securities Corporation Pass-Through Series 2002-AL1 A3		3.4500	02/25/32	89,447
220,000	Towd Point Mortgage Trust Series 2024-CES4 M1(c),(g)		5.5730	09/25/64	220,218
3,069,000	Vista Point Securitization Trust Series 2024-CES1 M1(c),(g)		7.4820	05/25/54	3,107,966
1,000,000	Vista Point Securitization Trust Series 2024-CES1 B1(b),(c)		8.8670	05/25/54	1,017,603
2,943,576	Vista Point Securitization Trust Series 2024-CES2 A1(c),(g)		5.2520	10/25/54	2,940,459
305,816	Wells Fargo Home Equity Asset-Backed Securities Series 2 M9(d)	TSFR1M + 2.514%	6.0990	12/25/34	305,875
					23,250,133

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	MANUFACTURED HOUSING — 0.3%
1,500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	$1,331,382
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	87,356
					1,418,738
	NON AGENCY CMBS — 23.0%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,621,604
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,681,317
2,000,000	BAMLL Commercial Mortgage Securities Trust Series ISQ A(c)		2.8480	08/14/34	1,676,981
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,410,552
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	864,052
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	410,684
19,385	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	4.3440	08/25/35	18,845
29,995	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	5.4240	08/25/35	31,506
16,383	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	4.4440	01/25/36	15,757
51,433	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	4.1340	03/25/37	49,043
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 3.264%	6.8490	01/25/38	476,056
1,862,655	BBCMS Mortgage Trust Series 2020-C7 XA(a),(b)		1.5860	04/15/53	71,855
250,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	214,695
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	120,385
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	534,097
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	357,482
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	392,554
170,628	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	159,849
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	258,897
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	4.8920	10/15/35	286,056
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4070	05/25/52	521,654
4,290,000	Canal Center Lease-Backed Pass-Through Trust Series 1 A(c)		3.0230	09/15/56	2,725,490
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	6.5910	10/15/35	941,337
1,366,977	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(g)		6.2600	07/25/39	1,247,722
300,000	CD Mortgage Trust Series 2016-CD1 AM		2.9260	08/10/49	295,624
49,905	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	1,633
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	964,776
128,521	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	126,505
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	93,522

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	NON AGENCY CMBS — 23.0% (Continued)
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		3.6890	06/10/48	$32,839
750,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	162,814
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.3680	11/10/48	666,707
427,586	Citigroup Commercial Mortgage Trust Series 2015-GC33 B(b)		4.3360	09/10/58	406,147
94,028	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	4.2420	05/15/31	93,831
2,622,031	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	2,515,103
2,404,078	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	820,862
22,232	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	22,179
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.2610	10/10/49	151,282
420,000	CSAIL Commercial Mortgage Trust Series 2015-C3 D(b)		3.1980	08/15/48	320,555
1,372,469	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.1980	08/15/48	1,330,710
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.8760	11/15/51	189,672
477,844	CSAIL Commercial Mortgage Trust Series 2015-C2 C(b)		4.1780	06/15/57	459,085
1,623,000	CSAIL Commercial Mortgage Trust Series 2015-C2 D(b)		4.1780	06/15/57	1,435,033
750,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	621,590
1,596,388	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	6.2640	08/25/26	1,596,102
368,477	FREMF Mortgage Trust Series 2018-KF52(c),(d)	SOFR30A + 2.064%	5.7140	09/25/28	356,824
86,562	FREMF Mortgage Trust Series 2020-KF76 B(c),(d)	SOFR30A + 2.864%	6.5140	01/25/30	84,915
820,371	FRESB Mortgage Trust Series 2018-SB48 B(c),(d)		4.4150	02/25/38	508,622
5,970,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.5490	03/05/33	4,864,000
1,350,000	GS Mortgage Securities Corp Trust Series 2013-PEMB C(b),(c)		3.5490	03/05/33	263,250
3,862,000	GS Mortgage Securities Trust Series 2014-GC22 AS		4.1130	06/10/47	3,644,241
117,792	GS Mortgage Securities Trust Series 2014-GC26 B(b)		4.2150	11/10/47	109,828
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,840,390
37,534	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	6.3240	08/25/34	38,421
387,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	4.9440	11/15/35	360,944
143,486	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	7.4430	05/15/28	121,088
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.1500	04/15/31	911,031
3,197,983	JP Morgan Chase Commercial Mortgage Securities Series PHH A(c),(d)	TSFR1M + 1.257%	4.8840	06/15/35	2,191,189
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	5.0910	12/15/36	257,589
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5260	02/15/46	154,289
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c),(f)		3.2500	04/15/46	—

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	NON AGENCY CMBS — 23.0% (Continued)
5,845,049	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		5.8810	06/15/49	$1,027,937
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.2310	11/15/48	14,462
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	194,329
1,165,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	988,097
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	131,099
1,985,543	Lehman Brothers Small Balance Commercial Mortgage Series 1A M1(c),(d)	TSFR1M + 0.614%	4.1990	03/25/37	1,837,889
544,000	Lehman Brothers Small Balance Commercial Mortgage Series 3A M2(c),(d)	TSFR1M + 2.114%	5.6990	10/25/37	502,477
688,625	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.4980	03/10/49	645,900
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6890	03/10/50	1,264,246
3,047,646	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	513,301
460,000	Morgan Stanley Bank of America Merrill Lynch Trust		3.5610	04/15/48	435,419
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	380,824
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	293,566
124,657	Morgan Stanley Capital I Trust Series 2018-BOP A(c),(d)	TSFR1M + 0.897%	4.5250	08/15/33	98,460
1,200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0270	05/15/48	972,103
4,039,828	Morgan Stanley Capital I Trust Series 2015-420 A(c),(g)		7.9820	10/12/50	4,143,870
210,000	MRCD Mortgage Trust Series 2019-PARK A(c)		2.7180	12/15/36	182,972
1,000,000	OWS Real Estate Finance, LLC Series MARG2 A(c),(d)	TSFR1M + 4.000%	7.7500	08/15/27	1,002,335
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.1550	02/25/52	2,062,423
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(b),(c)		5.2500	02/27/51	2,889,078
6,438,000	ReadyCap Commercial Mortgage Trust Series 2019-6(b),(c)		4.1270	10/25/52	6,043,730
6,075,000	SBALR Commercial Mortgage Trust Series 2020-RR1 D(b),(c)		4.0370	02/13/53	379,599
110,000	Soho Trust Series 2021-SOHO B(b),(c),(f)		2.6970	08/10/38	92,367
27,568	Sutherland Commercial Mortgage Trust Series 2019-SBC8 A(b),(c)		2.8600	04/25/41	26,326
264,867	Sutherland Commercial Mortgage Trust Series 2021-SB10 A(b),(c)		1.5500	12/25/41	248,343
351,445	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	324,460
2,000,000	TPG Trust Series 2024-WLSC A(c),(d)	TSFR1M + 2.133%	5.7600	11/15/29	1,995,416
251,000	UBS Commercial Mortgage Trust Series 2019-C16 C(b)		4.9230	04/15/52	225,351
1,696,768	UBS-Barclays Commercial Mortgage Trust Series 2013-C6 D(b),(c)		3.8920	04/10/46	1,583,154
993,950	VCC Trust Series 2025-MC1 A1(c),(g)		8.1630	05/25/55	1,006,732
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,398,138
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,342,174
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	734,165

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	NON AGENCY CMBS — 23.0% (Continued)
1,014,516	Velocity Commercial Capital Loan Trust Series 2018-2 M6(b),(c)	7.0500	10/26/48	$883,435
284,203	Velocity Commercial Capital Loan Trust Series 2019-1 M5(b),(c)	5.7000	03/25/49	251,914
682,714	Velocity Commercial Capital Loan Trust Series 2019-1 M6(b),(c)	6.7900	03/25/49	591,031
303,846	Velocity Commercial Capital Loan Trust Series 2019-2 M5(b),(c)	4.9300	07/25/49	263,773
1,847,042	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)	6.3000	07/25/49	1,595,994
387,862	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)	3.3800	10/25/49	350,581
315,679	Velocity Commercial Capital Loan Trust Series 2019-3 M6(b),(c)	6.0300	10/25/49	263,801
53,214	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)	2.9800	02/25/50	42,803
143,258	Velocity Commercial Capital Loan Trust Series 2020-1 M5(b),(c)	4.2900	02/25/50	111,412
783,663	Velocity Commercial Capital Loan Trust Series 2021-1 M5(b),(c)	3.9700	05/25/51	597,061
369,354	Velocity Commercial Capital Loan Trust Series 2021-2 M4(b),(c)	3.0800	08/25/51	281,435
755,013	Velocity Commercial Capital Loan Trust Series 2021-2 M7(b),(c)	6.5400	08/25/51	562,082
1,256,751	Velocity Commercial Capital Loan Trust Series 2021-3 M6(b),(c)	5.0300	10/25/51	989,404
1,902,530	Velocity Commercial Capital Loan Trust Series 2021-4 M5(b),(c)	5.6800	12/26/51	1,544,546
1,598,274	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)	5.8200	02/25/52	1,296,730
2,494,847	Velocity Commercial Capital Loan Trust Series 2022-2 M5(b),(c)	5.7200	04/25/52	2,140,886
624,155	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)	7.5190	08/25/52	594,666
339,265	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)	7.1500	01/25/53	343,558
3,241,614	Velocity Commercial Capital Loan Trust Series 2023-2 M4(b),(c)	10.5220	05/25/53	3,314,306
576,710	Velocity Commercial Capital Loan Trust Series 2023-3 M3(b),(c)	9.3200	08/25/53	581,385
189,203	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)	7.2300	01/25/54	191,647
497,683	Velocity Commercial Capital Loan Trust Series 2025-5 M2(b),(c)	6.3100	12/25/55	499,389
47,714	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)	0.8880	07/15/41	22
525,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)	4.0790	11/15/59	450,225
187,408	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)	4.9840	06/15/44	183,885
890,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b),(f)	4.2790	12/15/45	768,356
455,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)	4.1490	08/15/46	421,507
1,257,969	WFRBS Commercial Mortgage Trust Series 2014-C20 B	4.3780	05/15/47	1,096,599
855,583	WFRBS Commercial Mortgage Trust Series 2014-C22 AS(b)	4.0690	09/15/57	817,062
900,000	Worldwide Plaza Trust Series 2017-WWP A(c)	3.5260	11/10/36	732,927
				101,844,826
	OTHER ABS — 3.0%
803,966	AASET 2022-1, LLC Series 1A A(c)	6.0000	05/16/47	804,769
35,604	AASET Trust Series 2020-1A A(c)	3.3510	01/16/40	35,355

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	OTHER ABS — 3.0% (Continued)
900,606	Accelerated, LLC Series 2024-1A D(c)	7.8500	08/22/44	$860,430
305,000	ALLO Issuer, LLC Series 1A C(c)	12.1800	06/20/53	315,098
1,747,731	CF Hippolyta Issuer, LLC Series 1X A1	1.5300	03/15/61	1,403,605
150,000	Commercial Equipment Finance, LLC Series 2024-1A C(c)	7.3600	04/15/31	152,507
1,044,758	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)	1.9930	10/15/52	127
399,002	E3 Series 2019-1 A(c)	3.1000	09/20/55	349,160
805,786	EverBright Solar Trust Series 2024-A A(c)	6.4300	06/22/54	678,863
71,007	FNA VII, LLC Series 1A A1(c)	6.9000	04/15/38	71,528
430,776	FortiFi Series 2023-1A A(c)	6.2300	09/20/59	425,672
259,942	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)	7.3000	06/25/52	263,531
211,736	Golub Capital Partners A.B.S Funding Ltd. Series 2021-2A A(c)	2.9440	10/19/29	195,478
1,464,908	Goodgreen Trust Series 2021-1A C(c)	5.7400	10/15/56	1,076,958
41,366	HERO Funding Trust Series 2015-2A A(c)	3.9900	09/20/40	39,991
121,314	HERO Funding Trust Series 2021-1A A(c)	2.2400	09/20/51	103,195
165,164	HERO Funding Trust Series 2021-1A B(c)	4.0000	09/20/51	157,346
97,742	HINNT, LLC Series 2022-A C(c)	5.5800	05/15/41	—
139,038	Home Partners of America Trust Series 2020-2 F(c)	4.0550	01/17/41	130,561
44,190	JG Wentworth XLII, LLC Series 2A B(c)	4.7000	10/15/77	39,898
392,788	Mill City Solar Loan Ltd. Series 2019-1A A(c)	4.3400	03/20/43	366,141
84,977	Mosaic Solar Loan Trust Series 2018-1A B(c)	2.0000	06/22/43	67,083
1,171,578	Mosaic Solar Loan Trust Series 2024-1A B(c)	6.2500	09/20/49	964,133
400,000	Mosaic Solar Loan Trust Series 2024-1A C(c)	9.0000	09/20/49	141,163
63,625	Mosaic Solar Loan Trust Series 2024-2A A(c)	5.6000	04/22/52	60,494
435,000	Mosaic Solar Loan Trust Series 2023-4A C(c)	8.8000	05/20/53	34,281
123,320	Mosaic Solar Loan Trust Series 2023-3A A(c)	5.9100	11/20/53	120,834
84,471	Nassau CFO, LLC Series 2019 A(c)	3.9800	08/15/34	78,252
250,000	New Economy Assets Phase 1 Sponsor, LLC Series 1 B1(c)	2.4100	10/20/61	146,756
413,184	NP SPE X, L.P. Series 2A A2(c)	3.0980	11/19/49	357,065
1,991,018	NP SPE X, L.P. Series 1A A1(c)	2.2300	03/19/51	1,740,792
325,419	Sierra Timeshare Receivables Funding, LLC Series 2022-3A D(c)	10.5200	07/20/39	337,207
412,398	Sunnova Helios IX Issuer, LLC Series B A(c)	5.0000	08/20/49	354,903
477,458	Sunnova Helios X Issuer, LLC Series C A(c)	5.3000	11/22/49	439,876
142,400	Sunnova Helios X Issuer, LLC Series C C(c)	6.0000	11/22/49	75,105
464,831	Sunnova Sol IV Issuer, LLC Series A A(c)	2.7900	02/22/49	387,775

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	OTHER ABS — 3.0% (Continued)
114,532	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	$104,725
365,855	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	336,898
84,625	Textainer Marine Containers VII Ltd. Series 1A A(c)		5.2500	08/20/49	84,247
226,349	USQ Rail III, LLC Series 1A A(c)		4.9900	09/28/54	222,800
100,169	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	93,411
172,356	Willis Engine Structured Trust VII Series A A(c)		8.0000	10/15/48	174,891
					13,792,904
	RESIDENTIAL MORTGAGE — 1.5%
372,122	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	4.6390	06/25/29	387,953
3,922,993	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	5.3740	12/31/38	578,060
3,523	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	4.4390	10/25/32	3,512
21,233	Chase Funding Trust Series 2004-1 1A7(g)		4.9850	11/25/33	21,055
358,763	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB3 B2(d)	TSFR1M + 3.489%	7.1440	06/25/32	358,106
35,968	Credit-Based Asset Servicing and Securitization, LLC Series 2003-CB1 M1(d)	TSFR1M + 1.539%	4.3240	01/25/33	35,882
84,911	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(d),(f)	TSFR1M + 2.889%	3.2020	03/25/34	117,016
1,360,918	Credit-Based Asset Servicing and Securitization, LLC Series 2004-RP1(c),(d)	TSFR1M + 3.864%	7.4490	05/25/50	1,361,101
11,961	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	4.8990	11/25/34	11,968
62,956	CWABS, Inc. Asset-Backed Certificates Trust Series 2005-13 AF4(b)		5.8050	04/25/36	58,988
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(g)		3.6990	07/25/34	101,529
126,367	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.8230	09/26/33	125,867
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	5.4990	04/25/32	371,234
86,522	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	4.3590	12/25/35	70,678
244,783	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	239,857
557,213	Lehman A.B.S Mortgage Loan Trust Series 2007-1 2A2(c),(d)	TSFR1M + 0.314%	3.8990	06/25/37	346,924
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	6.5490	06/25/33	61,592
46,202	MASTR Specialized Loan Trust Series 2005-3 M1(c),(d),(f)	TSFR1M + 1.239%	4.8240	11/25/35	43,948
413,637	RAAC Series Trust Series 2007-RP3 A(c),(d),(f)	TSFR1M + 0.494%	4.4590	10/25/46	407,657
1,350,000	RMF Buyout Issuance Trust Series 2022-HB1 M4(b),(c)		4.5000	04/25/32	1,171,204
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	6.8490	08/25/33	484,105
145,141	Structured Asset Securities Corporation Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	5.3490	05/25/35	144,190
223,697	Structured Asset Securities Corporation Mortgage Loan Series WF1 A1(d)	TSFR1M + 0.534%	4.1190	02/25/37	220,084
					6,722,510

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	STUDENT LOANS — 1.7%
23,430	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	4.6300	01/25/43	$21,659
350,000	Ascent Career Funding Trust Series 2024-1A B(c),(f)		9.7300	10/25/32	355,821
291,875	Brazos Education Loan Authority, Inc. Series 2 A1A		2.0600	01/25/72	256,073
53,395	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	5.0990	12/28/48	53,737
40,671	College Ave Student Loans, LLC Series 2021-A D(c)		4.1200	07/25/51	38,486
230,836	College Ave Student Loans, LLC Series 2023-A A1(c),(d)	SOFR30A + 1.900%	5.5120	05/25/55	234,666
93,716	Commonbond Student Loan Trust Series 2021-B-GS A(c)		1.1700	09/25/51	81,871
798,784	Commonbond Student Loan Trust Series 2021-BGS B(c)		1.6400	09/25/51	658,159
46,102	EDvestinU Private Education Loan Issue No. 3, LLC Series A A(c),(f)		1.8000	11/25/45	43,138
270,171	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	248,552
92,512	ELFI Graduate Loan Program, LLC Series 2022-A A(c)		4.5100	08/26/47	90,055
218,609	Navient Private Education Refi Loan Trust Series 2021-D-DA A(c),(d)	PRIME - 1.990%	4.7600	04/15/60	213,516
225,000	Navient Private Education Refi Loan Trust Series 2019-FA B(c)		3.1200	08/15/68	200,189
107,243	Navient Private Education Refi Loan Trust Series 2020-H-IA A1B(c),(d)	TSFR1M + 1.114%	4.7420	04/15/69	106,758
165,000	Navient Private Education Refi Loan Trust Series 2020-FA B(c)		2.6900	07/15/69	142,420
235,000	Navient Private Education Refi Loan Trust Series 2021-FA B(c)		2.1200	02/18/70	167,446
77,710	Navient Student Loan Trust Series BA A1B(c),(d)	SOFR30A + 1.700%	5.3430	03/15/72	78,180
234,726	North Texas Higher Education Authority, Inc. Series 1 A1B(d)	TSFR1M + 0.684%	4.2690	09/25/61	233,657
595,191	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	4.3660	09/15/33	589,158
45,735	SLM Private Credit Student Loan Trust Series 2006-B A5(d),(f)	TSFR3M + 0.532%	4.2060	12/15/39	44,899
569,731	SLM Private Education Loan Trust Series 2010-C(c),(d)	TSFR1M + 4.864%	8.4920	10/15/41	596,073
265,944	SLM Student Loan Trust Series 2012-1 A3(d)	SOFR30A + 1.064%	4.6770	09/25/28	263,350
10,639	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	4.1800	10/25/40	10,145
49,433	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	4.2400	01/25/55	47,562
346,000	SLM Student Loan Trust Series 2008-4 B(d)	SOFR90A + 2.112%	5.7800	04/25/73	370,025
499,000	SLM Student Loan Trust Series 2008-5 B(d)	SOFR90A + 2.112%	5.7800	07/25/73	534,840
375,000	SLM Student Loan Trust Series 2008-2 B(d)	SOFR90A + 1.462%	5.1300	01/25/83	406,000
375,000	SLM Student Loan Trust Series 2008-3 B(d)	SOFR90A + 1.462%	5.1300	04/26/83	393,805
700,000	SLM Student Loan Trust Series 2008-6 B(d)	ICE LIBOR USD 3 Month + 1.850%	5.7800	07/26/83	716,788
401,758	SMB Private Education Loan Trust Series 2021-A C(c)		2.9900	01/15/53	—
					7,197,028

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 71.2% (Continued)
	WHOLE BUSINESS — 1.4%
1,597,841	Harvest SBA Loan Trust Series 2023-1 C(c),(d)	SOFR30A + 8.500%	12.2690	10/25/50	$1,706,341
1,411,870	Harvest SBA Loan Trust Series 2024-1 B(c),(d)	SOFR30A + 3.750%	7.5000	12/25/51	1,446,564
1,116,892	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.6530	10/25/35	25,309
940,219	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		3.0340	10/25/40	26,207
17,404	Newtek Small Business Loan Trust Series 2021-1 A(c),(d)	PRIME - 0.250%	6.5000	12/25/48	17,435
156,845	Newtek Small Business Loan Trust Series 2021-1 B(c),(d)	PRIME + 0.250%	7.0000	10/25/49	157,784
370,894	Newtek Small Business Loan Trust Series 2023-1 A(c),(d)	PRIME - 0.500%	6.2500	07/25/50	373,945
61,993	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	6.2500	12/27/44	61,988
310,480	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	6.8200	04/25/48	314,056
2,157,259	VelocitySBA Loan Trust Series 2026-1 A(c),(d)	SOFR30A + 2.500%	6.1400	01/20/51	2,132,007
					6,261,636
	TOTAL ASSET BACKED SECURITIES (Cost $327,548,592)				317,575,138

	CORPORATE BONDS — 13.9%
	ASSET MANAGEMENT — 0.2%
274,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02)	1.5490	12/31/33	187,348
65,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02)	1.5200	02/28/34	46,802
890,000	Nomura America Finance, LLC(b)	4*( USISOA30 - USISOA02)-1.00%	2.0840	07/29/34	600,750
					834,900
	BANKING — 2.0%
190,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-0.75%)	0.5185	06/27/33	125,875
120,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02)-0.738%	2.3210	01/30/34	82,650
100,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02)-1.738%	0.0000	08/28/34	66,250
525,000	Barclays Bank PLC(b)	4.250*(USISOA30-USISOA02)	2.5870	09/13/28	469,219
50,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA02)	0.0000	10/18/28	44,250

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	BANKING — 2.0% (Continued)
75,000	Barclays Bank PLC(b)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	$49,500
58,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA02)-2.00%	0.2170	04/25/34	38,425
170,000	Barclays Bank PLC(b)	8*(USISOA30 - USISOA05)-2.00%	1.9900	07/31/34	121,338
177,000	BNP Paribas S.A.(b)	4*(CMS30-CMS5)	1.9950	04/30/33	125,449
1,037,000	Citigroup, Inc.(b)	4.5*(USISOA30-USISOA05)	1.7490	11/26/33	793,305
150,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)	2.2150	10/31/34	108,233
507,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)-1.00 - 1.000%	0.4610	12/29/34	371,378
55,000	Citigroup, Inc.(b)	20*(USISOA30-USISOA02)-17.5%	0.0000	08/31/35	38,225
500,000	Credit Agricole Corporate & Investment Bank S.A.(b)	9.75*(USISOA30-USISOA02)	0.0000	04/22/36	390,000
1,500,000	Credit Agricole Corporate & Investment Bank S.A.(b),(f)	7.75*(USISOA30-USISOA02)	0.0000	05/24/36	1,079,999
120,000	Deutsche Bank A.G.(b)	4*(USISOA30-USISOA05)-2.20%	1.9400	01/31/33	80,250
245,000	Deutsche Bank A.G.(b)	4*(USISOA30-USISOA02)-1.60%	0.0000	06/30/34	164,763
1,257,000	Deutsche Bank A.G.(b)	4*(USISOA30-USISOA02)-2.000%	0.0000	08/28/34	848,475
961,000	Deutsche Bank A.G.(b)	4*(USISOA30 - USISOA02)-1.00%	0.7302	11/26/34	664,291
738,000	Deutsche Bank A.G.(b)	10*(USISOA30-USISOA02)-8.750%	0.0000	03/27/35	562,725
75,000	Deutsche Bank A.G.(b)	15*(USISOA30 - USISOA02)-13.125%	0.0000	12/23/35	50,625
100,000	HSBC USA, Inc.(b),(f)	6.250*(USISOA30-USISOA05)	2.3170	05/21/29	88,000

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	BANKING — 2.0% (Continued)
136,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02)-1.00%	0.9920	10/25/33	$92,990
655,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02)-1.400%	0.0880	11/27/33	418,445
282,000	Natixis US Medium-Term Note Program, LLC(b),(f)	4*(USISOA30-USISOA02)	11.0000	04/30/34	198,810
125,000	NatWest Markets plc(b)	4*(USISOA30-USISOA02)-0.25%	0.0000	08/18/31	99,219
100,000	NatWest Markets plc(b)	4*(USISOA30 - USISOA02)-0.50%	0.0000	08/26/31	75,000
185,000	SG Structured Products, Inc.(b)	4*(USISOA30 - USISOA02)-2.00%	0.0000	07/29/31	147,769
744,000	Societe Generale S.A.(b)	10*(USISOA30-USISOA02)	2.4920	10/29/32	669,600
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	5.9990	02/15/34	109,629
1,079,000	UBS A.G.(b)	15*(USISOA30-USISOA02)	5.8350	10/31/31	949,519
					9,124,206
	INSTITUTIONAL FINANCIAL SERVICES — 8.0%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	3.7950	04/25/32	37,810
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	1.7850	11/22/32	29,925
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	10.0000	03/29/34	57,750
200,000	Citigroup Global Markets Holdings, Inc.(d),(f)	30*(USISOA30-USISOA02	10.0000	03/29/34	189,000
1,350,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	9.3000	01/22/35	1,272,374
71,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	02/18/37	67,361
150,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	09/25/40	138,938
295,000	Citigroup Global Markets Holdings, Inc.(b)		7.0000	12/28/40	235,631
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	11.0000	04/01/41	488,023
1,700,000	Citigroup Global Markets Holdings, Inc.(d)	25*(USISOA30-USISOA02)	8.7520	09/03/41	1,478,999
45,000	Citigroup Global Markets Holdings, Inc.(b)		11.2000	05/06/42	40,383
353,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	4.0780	07/31/30	304,463

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
95,000	Credit Suisse A.G.(d)	8*(USISOA30 - USISOA02)	4.0780	10/30/30	$80,275
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	372,500
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	1.8020	06/30/37	22,050
1,000,000	Jefferies Financial Group, Inc.(d)	9*(USISOA30-USISOA02)	3.5010	07/31/37	762,500
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	1.6210	08/31/37	781,830
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	1.8020	08/31/37	110,250
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	1.4410	09/30/37	178,870
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	1.8020	10/31/37	178,500
2,250,000	Jefferies Financial Group, Inc.(d)	8.5*(USISOA30-USISOA02)	3.3060	10/31/37	1,738,124
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	3.1120	01/31/38	81,675
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	5.2970	02/28/38	657,720
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	7.9470	03/20/40	289,160
1,000,000	JPMorgan Chase Financial Company, LLC(d)	10*(USISOA30-USISOA02)	6.0660	10/21/36	775,000
125,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	2.3520	08/31/26	115,000
138,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	2.7460	12/27/26	125,580
115,000	Morgan Stanley(b)		0.0000	03/21/27	115,144
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	9.0000	06/28/28	50,050
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	1.7100	07/31/28	85,647
135,000	Morgan Stanley b)		1.9450	08/30/28	115,495
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	3.5610	09/27/28	905,888
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	4.0450	10/15/28	680,325
125,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	2.7240	12/03/28	102,813
100,000	Morgan Stanley(b)		6.0000	06/29/29	98,000
4,385,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.8900	04/30/30	3,864,280

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
1,628,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.8000	05/29/30	$1,434,674
865,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.8900	06/30/30	764,444
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	3.1360	07/31/30	188,955
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	3.7620	08/19/30	334,913
216,000	Morgan Stanley(d),(f)	8*(USISOA30-USISOA02)	3.1120	08/31/30	184,680
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.8900	09/30/30	377,710
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	1.9600	10/30/30	126,019
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	2.7440	10/30/30	125,141
50,000	Morgan Stanley(d),(f)	5*(USISOA30-USISOA02)	1.9450	11/30/30	39,188
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.9200	11/30/30	57,998
70,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.8000	01/29/31	61,513
20,000	Morgan Stanley(b)		8.0000	03/31/31	16,850
167,000	Morgan Stanley(d),(f)	9*(USISOA30-USISOA02)	9.0000	03/31/31	159,068
89,000	Morgan Stanley(b)		8.5000	05/31/31	83,883
114,000	Morgan Stanley(b)		8.5000	07/29/31	107,445
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	10.0000	09/16/31	226,964
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	2.1990	02/15/33	159,390
740,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	3.1120	01/30/34	573,500
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.5520	02/28/34	235,031
130,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.5680	02/28/34	87,100
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.5560	03/31/34	142,381
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	1.5560	05/30/34	195,519
613,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	10.0000	06/30/34	377,991
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9600	08/29/34	313,875

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
497,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9600	08/29/34	$345,415
78,000	Morgan Stanley(b)		2.7440	08/29/34	55,770
382,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9450	09/30/34	266,445
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	2.7230	09/30/34	157,347
138,000	Morgan Stanley(b)		2.7230	09/30/34	98,670
279,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	2.4140	10/08/34	194,603
169,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9450	10/31/34	117,455
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	2.7230	10/31/34	210,925
279,000	Morgan Stanley(b)		7.2500	10/31/34	223,200
185,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9000	11/28/34	129,038
111,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	2.6600	11/28/34	80,753
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	1.7500	12/31/34	158,413
450,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9450	01/30/35	312,750
685,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	3.1120	01/30/35	506,044
40,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.8590	02/27/35	27,800
485,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	1.9450	03/31/35	337,075
888,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	2.3340	03/31/35	622,710
1,033,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	04/30/35	936,155
100,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	05/29/35	90,625
366,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	06/30/35	331,688
608,000	Morgan Stanley(d)	9*(CMS30-CMS2)	9.0000	07/31/35	551,000
287,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	09/30/35	260,094
176,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	9.0000	11/30/35	159,500
337,000	Morgan Stanley(d)	9*(CMS30-CMS2)	8.0000	12/23/35	305,406

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 8.0% (Continued)
83,000	Morgan Stanley(b)		9.0000	01/29/36	$75,011
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	3.9200	02/29/36	730,609
105,000	Morgan Stanley(b)		8.0000	02/29/36	95,025
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.8390	08/31/36	60,113
75,000	Morgan Stanley Finance, LLC(d)	(USISOA30-USISOA02)	7.0000	09/30/36	61,125
1,215,000	Morgan Stanley Finance, LLC(d)	11*(USISOA30-USISOA02)	4.7580	05/26/37	935,549
333,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.8390	06/30/37	224,775
869,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	5.8790	08/31/37	708,235
422,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	7.0410	11/22/37	325,995
300,000	UBS A.G.(d)	7.5*(USISOA30-USISOA02)	2.7030	09/30/30	252,000
627,000	UBS A.G.(d)	10*(USISOA30-USISOA02)	3.8900	09/30/30	541,571
1,726,000	UBS A.G.(d)	10*(USISOA30-USISOA02)	3.9200	01/29/31	1,508,092
791,000	UBS A.G.(d)	12*(USISOA30-USISOA02)	4.7030	04/29/31	690,148
					35,688,694
	LEISURE FACILITIES & SERVICES — 0.0%(e)
187,294	Times Square Hotel Trust(c)		8.5280	08/01/26	187,327

	OIL & GAS PRODUCERS — 0.1%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	293,852

	SPECIALTY FINANCE — 3.6%
2,424,053	MM Community Funding III Ltd. / MM Community Funding III Corporation(c),(d)	TSFR6M + 2.478%	6.1540	05/01/32	2,361,786
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	10.0000	04/30/33	646,718
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	3.8900	06/30/36	434,829
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	5.6990	07/29/36	195,718
3,671,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.7800	08/31/36	3,138,704

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.9% (Continued)
	SPECIALTY FINANCE — 3.6% (Continued)
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.7800	09/30/36	$974,408
3,883,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.8390	11/29/36	3,319,964
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.8390	12/30/36	34,100
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.7800	01/31/37	1,453,084
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	5.8350	03/31/37	83,750
767,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	9.0000	04/28/37	653,868
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.7800	07/31/37	247,225
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	3.9200	09/29/37	1,618,752
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	7.8390	09/29/37	143,220
634,876	Select Notes Trust LT		5.9100	02/22/33	571,114
					15,877,240
	TOTAL CORPORATE BONDS (Cost $65,245,739)				62,006,219

	MUNICIPAL BONDS — 0.1%
	STUDENT LOANS — 0.1%
253,156	Massachusetts Educational Financing Authority		2.3000	02/25/40	236,201
305,973	North Texas Higher Education Authority, Inc.(d)	TSFR1M + 0.570%	4.2680	10/25/61	303,560
					539,761
	TOTAL MUNICIPAL BONDS (Cost $525,434)				539,761

	U.S. GOVERNMENT & AGENCIES — 9.3%
	AGENCY FIXED RATE — 2.2%
10,000,000	Fannie Mae or Freddie Mac(i)		5.0000	06/15/56	9,838,311
55,424	Ginnie Mae II Pool 786928		6.5000	09/20/53	58,579
					9,896,890
	AGENCY MBS OTHER — 0.0%(e)
30,743	Fannie Mae Pool 257064		4.5000	11/01/37	30,153

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.3% (Continued)
	AGENCY MBS OTHER — 0.0%(e) (Continued)
1,286	Ginnie Mae II Pool BU6365(b),(f)	4.6680	04/20/70	$1,274
				31,427
	U.S. TREASURY BILLS — 2.2%
10,000,000	United States Treasury Bill(h)	3.5200	06/23/26	9,977,893

	U.S. TREASURY NOTES — 4.9%
10,000,000	United States Treasury Note	3.8750	03/31/28	9,978,711
12,000,000	United States Treasury Note	3.6250	12/31/30	11,749,421
				21,728,132
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $41,877,064)			41,634,342

	TOTAL INVESTMENTS - 94.5% (Cost $435,196,829)			$421,755,460
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.5%			24,653,861
	NET ASSETS - 100.0%			$446,409,321

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation
180	CBOT 10 Year US Treasury Note Future	09/22/2026	$19,769,063	$44,223
100	CBOT 3 Year US Treasury Note Future	10/01/2026	20,989,843	23,176
70	CBOT 5 Year US Treasury Note Future	10/01/2026	7,504,766	11,630
	TOTAL LONG FUTURES CONTRACTS			$79,029

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Value(1)	Fair Value	Amortized Upfront Payments Paid	Unrealized Depreciation
CDX.NA.HY SERIES 46	Annual(2)	GS	5.00%	6/20/2031	$49,500,000	$(4,602,376)	$(2,452,713)	$(2,149,663)
TOTAL								$(2,149,663)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.

(2)	Buy Protection

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

GS	- Goldman Sachs

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

CMS2	2 Year Constant Maturity Swap Rate

CMS5	5 Year Constant Maturity Swap Rate

CMS30	30 Year Constant Maturity Swap Rate

ECOFC	Enterprise 11th District Cost of Funds Index

EUR003M	Euribor 3 Month

EUR006M	Euribor 6 Month

PRIME	Prime Rate by U.S.

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFR90A	United States 90 Day Average Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

USISOA02	USD SOFR Spread-Adj. ICE Swap Rate 2Y

USISOA05	USD SOFR Spread-Adj. ICE Swap Rate 5Y

USISOA10	USD SOFR Spread-Adj. ICE Swap Rate 10Y

USISOA030	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is $238,474,447 or 53.4% of net assets.

(d)	Variable rate security; the rate shown represents the rate on May 31, 2026.

(e)	Percentage rounds to less than 0.1%.

(f)	Illiquid security. The total fair value of these securities as of May 31, 2026 was $8,805,825, representing 2.0% of net assets.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2026.

(h)	Zero coupon bond.

(i)	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.